CONSOLIDATED BALANCE SHEETS - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
CASH AND BALANCES WITH THE CENTRAL BANK	$ 71,053	$ 65,207
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	504,354	268,127
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	70,356	79,927
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	356,089	236,980
FINANCIAL ASSETS AT AMORTIZED COST:	763,256	747,823
HEDGING DERIVATIVES	8,306	9,256
NON-CURRENT ASSETS HELD FOR SALE	551	935
INVESTMENTS IN ASSOCIATED ENTITIES	1,001
TANGIBLE ASSETS	12,206	10,542
RIGHT-OF-USE ASSETS	5,643	5,611
INTANGIBLE ASSETS:	8,607	8,832
Goodwill	1,734	1,734
Other intangible assets	6,873	7,098
TAX ASSETS	20,733	23,135
Current	2,646	5,734
Deferred	18,087	17,401
OTHER ASSETS	15,759	11,173
TOTAL ASSETS	1,837,914	1,467,548
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	301,476	153,600
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	211,514	273,725
FINANCIAL LIABILITIES AT AMORTIZED COST:	1,111,955	864,266
HEDGING DERIVATIVES	19,078	7,523
PROVISIONS	10,604	9,104
Provisions for pensions and similar obligations	7,433	6,406
LEASE LIABILITIES	6,131	5,919
TAX LIABILITIES	204	322
Current	17	217
Deferred	187	105
OTHER LIABILITIES	23,118	18,291
TOTAL LIABILITIES	1,684,080	1,332,750
SHAREHOLDERS' EQUITY	150,293	132,715
Share capital	25,660	25,660
Accumulated reserves	105,659	86,674
Profit for the year attributable to the Parent	18,974	20,381
VALUATION ADJUSTMENTS:	3,504	2,043
Financial assets at fair value through other comprehensive income	4,073	2,319
Cash flow hedges	(569)	(276)
TOTAL SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE PARENT	153,797	134,758
NON-CONTROLLING INTERESTS	37	40
TOTAL EQUITY	153,834	134,798
TOTAL LIABILITIES AND EQUITY	1,837,914	1,467,548
Provision for taxes and legal matters
LIABILITIES AND EQUITY
Other provisions	1,898	1,558
Provisions for off-balance sheet risk
LIABILITIES AND EQUITY
Other provisions	1,232	1,075
Other provisions
LIABILITIES AND EQUITY
Other provisions	41	65
Trading derivative liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	286,111	144,481
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	15,365	9,119
Deposits - Central banks
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	24,937	111,574
FINANCIAL LIABILITIES AT AMORTIZED COST:	126,329
Deposits - Credit institutions
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	54,922	29,689
FINANCIAL LIABILITIES AT AMORTIZED COST:	61,174	72,969
Customer deposits, Excludes repurchase agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	733,877	630,055
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	130,292	129,216
FINANCIAL LIABILITIES AT AMORTIZED COST:	8,324
Marketable debt securities
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	1,363	3,246
FINANCIAL LIABILITIES AT AMORTIZED COST:	130,754	111,211
Subordinated liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	36,182	34,267
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	15,315	15,764
Loans and advances - Credit institutions
ASSETS
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	59,512	54,138
FINANCIAL ASSETS AT AMORTIZED COST:	64,371	36,895
Loans and advances - Customers
ASSETS
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	10,844	25,789
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:		2,875
FINANCIAL ASSETS AT AMORTIZED COST:	687,432	699,671
Debt instruments.
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	206,272	110,613
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	355,321	233,463
FINANCIAL ASSETS AT AMORTIZED COST:	11,453	11,257
Equity instruments.
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	1,911	5,767
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	768	642
Trading derivative assets
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	$ 296,171	$ 151,747